PROPERTY AND EQUIPMENT (Details) - ESG [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,352,605	$ 25,583,043	$ 25,639,819
Less: accumulated depreciation	5,329,839	4,812,661	3,512,469
Total property and equipment, net	19,022,766	20,770,382	22,127,350
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,932,757	15,703,002	16,061,759
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,003,134	9,441,833	9,553,849
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 416,714	$ 438,208	$ 24,211